Fair value of financial instruments - Disclosure of changes in fair value of financial assets and liabilities calculated using internal models (Details) - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in financial instruments, Assets
Assets at beginning of period	€ 18,487	€ 15,319	€ 10,351
Purchases /Issuances	13,345	11,048	4,214
Sales/Settlements	(9,198)	(5,243)	(3,798)
Changes in fair value recognized in profit or loss	405	403	280
Changes in fair value recognized in equity	(73)	(136)	(204)
Transfers out of Level 3 of fair value hierarchy, assets	(222)	(779)
Transfers into Level 3 of fair value hierarchy, assets			1,409
Other	(1,089)	(325)	160
Assets at end of period	15,319	10,351	8,290
Changes in financial instruments, Liabilities
Liabilities at beginning of period	1,352	1,227	925
Purchases, fair value measurement, liabilities	160	513	308
Sales/Settlements	(256)	(205)	(318)
Changes in fair value recognized in profit or loss	(64)	(120)	(124)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	0	0	(40)
Transfers out of Level 3 of fair value hierarchy, liabilities	(101)	(172)
Transfers into Level 3 of fair value hierarchy, liabilities			471
Other	19	109	5
Liabilities at end of period	1,110	1,352	1,227
Financial liabilities held for trading
Changes in financial instruments, Liabilities
Liabilities at beginning of period	934	869	415
Purchases, fair value measurement, liabilities	160	472	276
Sales/Settlements	(206)	(200)	(167)
Changes in fair value recognized in profit or loss	(59)	(95)	(118)
Transfers out of Level 3 of fair value hierarchy, liabilities		(266)
Transfers into Level 3 of fair value hierarchy, liabilities	16		476
Other	19	154	(13)
Liabilities at end of period	864	934	869
Financial liabilities held for trading | Derivatives
Changes in financial instruments, Liabilities
Liabilities at beginning of period	934	869	415
Purchases, fair value measurement, liabilities	160	472	276
Sales/Settlements	(206)	(200)	(167)
Changes in fair value recognized in profit or loss	(59)	(95)	(118)
Transfers out of Level 3 of fair value hierarchy, liabilities		(266)
Transfers into Level 3 of fair value hierarchy, liabilities	16		476
Other	19	154	(13)
Liabilities at end of period	864	934	869
Financial liabilities held for trading | Swaps
Changes in financial instruments, Liabilities
Liabilities at beginning of period	479	388	235
Purchases, fair value measurement, liabilities	1	371	53
Sales/Settlements	(88)	(20)	(83)
Changes in fair value recognized in profit or loss	(90)	(205)	(58)
Transfers out of Level 3 of fair value hierarchy, liabilities		(105)
Transfers into Level 3 of fair value hierarchy, liabilities	19		257
Other	97	50	(16)
Liabilities at end of period	418	479	388
Financial liabilities held for trading | Exchange rate options
Changes in financial instruments, Liabilities
Liabilities at beginning of period	0	8	0
Purchases, fair value measurement, liabilities	0	0	6
Sales/Settlements	(1)	(5)	0
Changes in fair value recognized in profit or loss	2	0	2
Transfers out of Level 3 of fair value hierarchy, liabilities		(3)
Transfers into Level 3 of fair value hierarchy, liabilities	18		0
Other	15	0	0
Liabilities at end of period	34	0	8
Financial liabilities held for trading | Interest rate options
Changes in financial instruments, Liabilities
Liabilities at beginning of period	79	139	19
Purchases, fair value measurement, liabilities	0	0	4
Sales/Settlements	(25)	(54)	(5)
Changes in fair value recognized in profit or loss	17	3	(16)
Transfers out of Level 3 of fair value hierarchy, liabilities	(3)	(10)
Transfers into Level 3 of fair value hierarchy, liabilities			137
Other	27	1	0
Liabilities at end of period	95	79	139
Financial liabilities held for trading | Index and securities options
Changes in financial instruments, Liabilities
Liabilities at beginning of period	294	187	42
Purchases, fair value measurement, liabilities	1	54	88
Sales/Settlements	(83)	(14)	(13)
Changes in fair value recognized in profit or loss	6	113	(15)
Transfers out of Level 3 of fair value hierarchy, liabilities	(4)	(40)
Transfers into Level 3 of fair value hierarchy, liabilities			82
Other	(63)	(6)	3
Liabilities at end of period	151	294	187
Financial liabilities held for trading | Securities and interest rate futures
Changes in financial instruments, Liabilities
Liabilities at beginning of period	0
Purchases, fair value measurement, liabilities	0
Sales/Settlements	0
Changes in fair value recognized in profit or loss	0
Transfers out of Level 3 of fair value hierarchy, liabilities	(19)
Other	19
Liabilities at end of period	0	0
Financial liabilities held for trading | Other derivatives
Changes in financial instruments, Liabilities
Liabilities at beginning of period	82	147	119
Purchases, fair value measurement, liabilities	158	47	125
Sales/Settlements	(9)	(107)	(66)
Changes in fair value recognized in profit or loss	6	(6)	(31)
Transfers out of Level 3 of fair value hierarchy, liabilities		(108)
Transfers into Level 3 of fair value hierarchy, liabilities	5		0
Other	(76)	109	0
Liabilities at end of period	166	82	147
Hedging derivatives
Changes in financial instruments, Liabilities
Liabilities at beginning of period	12	6	14
Purchases, fair value measurement, liabilities	0	0	0
Sales/Settlements	(1)	0	0
Changes in fair value recognized in profit or loss	14	0	(3)
Transfers out of Level 3 of fair value hierarchy, liabilities	(6)	0	(5)
Other	0	6	0
Liabilities at end of period	19	12	6
Hedging derivatives | Swaps
Changes in financial instruments, Liabilities
Liabilities at beginning of period	12	6	14
Purchases, fair value measurement, liabilities	0	0	0
Sales/Settlements	0	0	0
Changes in fair value recognized in profit or loss	14	0	(3)
Transfers out of Level 3 of fair value hierarchy, liabilities	(6)	0	(5)
Other	(1)	6	0
Liabilities at end of period	19	12	6
Hedging derivatives | Interest rate options
Changes in financial instruments, Liabilities
Liabilities at beginning of period	0
Purchases, fair value measurement, liabilities	0
Sales/Settlements	(1)
Changes in fair value recognized in profit or loss	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0
Other	1
Liabilities at end of period	0	0
Financial liabilities designated at fair value through profit or loss
Changes in financial instruments, Liabilities
Liabilities at beginning of period	160	29	151
Purchases, fair value measurement, liabilities	0	41	32
Sales/Settlements	(49)	(5)	(151)
Changes in fair value recognized in profit or loss	0	1	(3)
Transfers out of Level 3 of fair value hierarchy, liabilities	(111)
Transfers into Level 3 of fair value hierarchy, liabilities		94	0
Other	0	0	0
Liabilities at end of period	0	160	29
Interest rate options
Changes in financial instruments, Liabilities
Liabilities at beginning of period	246	323	345
Purchases, fair value measurement, liabilities	0	0	0
Sales/Settlements	0	0	0
Changes in fair value recognized in profit or loss	(19)	(26)	0
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	0	0	(40)
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities			0
Other	0	(51)	18
Liabilities at end of period	227	246	323
Financial assets held for trading
Changes in financial instruments, Assets
Assets at beginning of period	6,496	3,930	2,086
Purchases /Issuances	5,353	3,205	496
Sales/Settlements	(2,748)	(813)	(149)
Changes in fair value recognized in profit or loss	57	302	194
Transfers out of Level 3 of fair value hierarchy, assets	(9)	(715)
Transfers into Level 3 of fair value hierarchy, assets			1,162
Other	(87)	(135)	0
Assets at end of period	3,930	2,086	383
Financial assets held for trading | Central banks
Changes in financial instruments, Assets
Assets at beginning of period	441	0
Purchases /Issuances	437
Sales/Settlements	0
Changes in fair value recognized in profit or loss	4
Transfers out of Level 3 of fair value hierarchy, assets	0
Other	0
Assets at end of period	0
Financial assets held for trading | Credit institutions
Changes in financial instruments, Assets
Assets at beginning of period	152	769	0
Purchases /Issuances	128	770
Sales/Settlements	(744)	0
Changes in fair value recognized in profit or loss	0	(1)
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Other	(1)	0
Assets at end of period	769	0
Financial assets held for trading | Customers
Changes in financial instruments, Assets
Assets at beginning of period	4,592	1,801	24
Purchases /Issuances	4,450	1,808	23
Sales/Settlements	(1,711)	(24)	0
Changes in fair value recognized in profit or loss	52	(7)	1
Transfers out of Level 3 of fair value hierarchy, assets		0
Transfers into Level 3 of fair value hierarchy, assets	2		0
Other	(2)	0	0
Assets at end of period	1,801	24	0
Financial assets held for trading | Debt securities
Changes in financial instruments, Assets
Assets at beginning of period	340	413	914
Purchases /Issuances	110	355	126
Sales/Settlements	(112)	(384)	(63)
Changes in fair value recognized in profit or loss	(13)	(39)	30
Transfers out of Level 3 of fair value hierarchy, assets	(21)	(377)
Transfers into Level 3 of fair value hierarchy, assets			773
Other	(37)	(56)	6
Assets at end of period	413	914	42
Financial assets held for trading | Equity instruments
Changes in financial instruments, Assets
Assets at beginning of period		0	1
Purchases /Issuances		0	0
Sales/Settlements		0	0
Changes in fair value recognized in profit or loss		(1)	0
Transfers out of Level 3 of fair value hierarchy, assets		0
Transfers into Level 3 of fair value hierarchy, assets			0
Other		0	0
Assets at end of period	0	1	1
Financial assets held for trading | Derivatives
Changes in financial instruments, Assets
Assets at beginning of period	971	947	1,147
Purchases /Issuances	228	272	347
Sales/Settlements	(181)	(405)	(86)
Changes in fair value recognized in profit or loss	14	350	163
Transfers out of Level 3 of fair value hierarchy, assets		(338)
Transfers into Level 3 of fair value hierarchy, assets	10		389
Other	(47)	(79)	(6)
Assets at end of period	947	1,147	340
Financial assets held for trading | Swaps
Changes in financial instruments, Assets
Assets at beginning of period	551	556	577
Purchases /Issuances	1	184	90
Sales/Settlements	(81)	(278)	(4)
Changes in fair value recognized in profit or loss	(30)	186	179
Transfers out of Level 3 of fair value hierarchy, assets	(21)	(152)
Transfers into Level 3 of fair value hierarchy, assets			191
Other	126	39	(18)
Assets at end of period	556	577	139
Financial assets held for trading | Exchange rate options
Changes in financial instruments, Assets
Assets at beginning of period	39	2	9
Purchases /Issuances	0	0	1
Sales/Settlements	0	(1)	0
Changes in fair value recognized in profit or loss	5	0	4
Transfers out of Level 3 of fair value hierarchy, assets		(6)
Transfers into Level 3 of fair value hierarchy, assets	19		0
Other	13	0	0
Assets at end of period	2	9	4
Financial assets held for trading | Interest rate options
Changes in financial instruments, Assets
Assets at beginning of period	39	30	153
Purchases /Issuances	6	13	0
Sales/Settlements	0	(42)	0
Changes in fair value recognized in profit or loss	1	(20)	2
Transfers out of Level 3 of fair value hierarchy, assets		(74)
Transfers into Level 3 of fair value hierarchy, assets	20		112
Other	(18)	0	0
Assets at end of period	30	153	39
Financial assets held for trading | Index and securities options
Changes in financial instruments, Assets
Assets at beginning of period	120	241	235
Purchases /Issuances	1	42	132
Sales/Settlements	(41)	(44)	(4)
Changes in fair value recognized in profit or loss	37	128	(20)
Transfers out of Level 3 of fair value hierarchy, assets	(5)	(106)
Transfers into Level 3 of fair value hierarchy, assets			76
Other	(113)	(14)	3
Assets at end of period	241	235	48
Financial assets held for trading | Interest rate futures
Changes in financial instruments, Assets
Assets at beginning of period	0	0
Purchases /Issuances	0
Sales/Settlements	(14)
Changes in fair value recognized in profit or loss	0
Transfers out of Level 3 of fair value hierarchy, assets	(6)
Other	20
Assets at end of period	0
Financial assets held for trading | Other derivatives
Changes in financial instruments, Assets
Assets at beginning of period	222	118	173
Purchases /Issuances	220	33	124
Sales/Settlements	(45)	(40)	(78)
Changes in fair value recognized in profit or loss	1	56	(2)
Transfers out of Level 3 of fair value hierarchy, assets		0
Transfers into Level 3 of fair value hierarchy, assets	3		10
Other	(75)	(104)	9
Assets at end of period	118	173	110
Hedging derivatives
Changes in financial instruments, Assets
Assets at beginning of period	7	20	0
Purchases /Issuances	0	0
Sales/Settlements	0	0
Changes in fair value recognized in profit or loss	(7)	15
Transfers out of Level 3 of fair value hierarchy, assets	(4)	(1)
Other	(2)	6
Assets at end of period	20	0
Hedging derivatives | Swaps
Changes in financial instruments, Assets
Assets at beginning of period	7	20	0
Purchases /Issuances	0	0
Sales/Settlements	0	0
Changes in fair value recognized in profit or loss	(7)	15
Transfers out of Level 3 of fair value hierarchy, assets	(4)	(1)
Other	(2)	6
Assets at end of period	20	0
Financial assets at fair value through profit or loss
Changes in financial instruments, Assets
Assets at beginning of period	34	106	181
Purchases /Issuances	33	417	51
Sales/Settlements	(100)	(300)	0
Changes in fair value recognized in profit or loss	(5)	13	(21)
Transfers out of Level 3 of fair value hierarchy, assets	0	(201)
Transfers into Level 3 of fair value hierarchy, assets			22
Other	0	(4)	(298)
Assets at end of period	106	181	427
Financial assets at fair value through profit or loss | Customers
Changes in financial instruments, Assets
Assets at beginning of period	14	20	31
Purchases /Issuances	0	0	0
Sales/Settlements	0	0	0
Changes in fair value recognized in profit or loss	(5)	(5)	4
Transfers out of Level 3 of fair value hierarchy, assets	0	(23)
Transfers into Level 3 of fair value hierarchy, assets			22
Other	(1)	17	0
Assets at end of period	20	31	5
Financial assets at fair value through profit or loss | Debt securities
Changes in financial instruments, Assets
Assets at beginning of period	20	86	150
Purchases /Issuances	33	417	51
Sales/Settlements	(100)	(300)	0
Changes in fair value recognized in profit or loss	0	18	(25)
Transfers out of Level 3 of fair value hierarchy, assets	0	(178)
Transfers into Level 3 of fair value hierarchy, assets			0
Other	1	(21)	(298)
Assets at end of period	86	150	422
Non-trading financial assets mandatorily at fair value through profit or loss
Changes in financial instruments, Assets
Assets at beginning of period	2,889	2,588	2,095
Purchases /Issuances	324	719	345
Sales/Settlements	(191)	(349)	(238)
Changes in fair value recognized in profit or loss	360	73	107
Transfers out of Level 3 of fair value hierarchy, assets	(266)		(6)
Transfers into Level 3 of fair value hierarchy, assets		132
Other	74	(82)	54
Assets at end of period	2,588	2,095	1,833
Non-trading financial assets mandatorily at fair value through profit or loss | Customers
Changes in financial instruments, Assets
Assets at beginning of period	171	505	287
Purchases /Issuances	0	390	99
Sales/Settlements	0	(128)	(73)
Changes in fair value recognized in profit or loss	(36)	(31)	13
Transfers out of Level 3 of fair value hierarchy, assets	(266)		0
Transfers into Level 3 of fair value hierarchy, assets		41
Other	(32)	(54)	9
Assets at end of period	505	287	239
Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities
Changes in financial instruments, Assets
Assets at beginning of period	175	242	313
Purchases /Issuances	24	4	38
Sales/Settlements	(40)	(96)	(48)
Changes in fair value recognized in profit or loss	(27)	10	(5)
Transfers out of Level 3 of fair value hierarchy, assets	0		0
Transfers into Level 3 of fair value hierarchy, assets		11
Other	(24)	0	3
Assets at end of period	242	313	325
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments
Changes in financial instruments, Assets
Assets at beginning of period	2,543	1,841	1,495
Purchases /Issuances	300	325	208
Sales/Settlements	(151)	(125)	(117)
Changes in fair value recognized in profit or loss	423	94	99
Transfers out of Level 3 of fair value hierarchy, assets			(6)
Transfers into Level 3 of fair value hierarchy, assets	0	80
Other	130	(28)	42
Assets at end of period	1,841	1,495	1,269
Financial assets at fair value through other comprehensive income
Changes in financial instruments, Assets
Assets at beginning of period	9,061	8,675	5,989
Purchases /Issuances	7,635	6,707	3,322
Sales/Settlements	(6,159)	(3,781)	(3,411)
Changes in fair value recognized in profit or loss	0	0	0
Changes in fair value recognized in equity	(73)	(136)	(204)
Transfers into Level 3 of fair value hierarchy, assets	57	6	231
Other	(1,074)	(110)	404
Assets at end of period	8,675	5,989	5,647
Financial assets at fair value through other comprehensive income | Loans and advances
Changes in financial instruments, Assets
Assets at beginning of period	7,902	7,253	4,938
Purchases /Issuances	7,259	5,962	3,322
Sales/Settlements	(5,621)	(3,685)	(3,408)
Changes in fair value recognized in profit or loss	0	0	0
Changes in fair value recognized in equity	(87)	43	36
Transfers into Level 3 of fair value hierarchy, assets	97	0	160
Other	(999)	(5)	110
Assets at end of period	7,253	4,938	4,718
Financial assets at fair value through other comprehensive income | Debt securities
Changes in financial instruments, Assets
Assets at beginning of period	887	1,047	559
Purchases /Issuances	360	743	0
Sales/Settlements	(530)	(81)	0
Changes in fair value recognized in profit or loss	0	0	0
Changes in fair value recognized in equity	16	(74)	5
Transfers out of Level 3 of fair value hierarchy, assets	(40)
Transfers into Level 3 of fair value hierarchy, assets		6	71
Other	34	(106)	254
Assets at end of period	1,047	559	229
Financial assets at fair value through other comprehensive income | Equity instruments
Changes in financial instruments, Assets
Assets at beginning of period	272	375	492
Purchases /Issuances	16	2	0
Sales/Settlements	(8)	(15)	(3)
Changes in fair value recognized in profit or loss	0	0	0
Changes in fair value recognized in equity	(2)	(105)	(245)
Transfers out of Level 3 of fair value hierarchy, assets	0
Transfers into Level 3 of fair value hierarchy, assets		0	0
Other	(109)	1	40
Assets at end of period	€ 375	€ 492	€ 700